Capital and reserves - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023 USD ($)	Dec. 31, 2025 USD ($) Vote $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 GBP (£) shares
Disclosure of classes of share capital [line items]
Issuance of shares for acquisition | $			$ 0
Other reserve
Disclosure of classes of share capital [line items]
Issuance of shares for acquisition | $			$ (5,061)
Treasury stock
Disclosure of classes of share capital [line items]
Purchase of treasury shares | $		$ (639)
ACT Genomics Holdings Company Limited | Other reserve
Disclosure of classes of share capital [line items]
Issuance of shares for acquisition | $	$ 5,061
Oxsed Limited | Other reserve
Disclosure of classes of share capital [line items]
Loan notes with a principal amount, first portion				$ 7,549	£ 5,865,450
Ordinary shares
Disclosure of classes of share capital [line items]
Authorized share capital | $		$ 320		$ 50
Number of shares authorised (in shares)		213,333,334		33,333,334	33,333,334
Par value per share (in US Dollars per share) | $ / shares		$ 0.0015		$ 0.0015
Ordinary shares | Oxsed Limited | Other reserve
Disclosure of classes of share capital [line items]
Shares issued upon conversion of exchange loan notes (in shares)				110,150	110,150
Class A ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)		198,000,001		30,000,001	30,000,001
Par value per share (in US Dollars per share) | $ / shares		$ 0.0015		$ 0.0015
Number of votes per share | Vote		1
Number of shares outstanding (in shares)		11,403,872		15,293,117	15,293,117
Class B ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)		15,333,333		3,333,333	3,333,333
Par value per share (in US Dollars per share) | $ / shares		$ 0.0015		$ 0.0015
Number of votes per share | Vote		20
Number of shares outstanding (in shares)		1,580,972		1,580,972	1,580,972
Treasury stock
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		143,072		143,072	143,072